Consolidated Balance Sheets - CAD ($) $ in Millions		Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents		$ 131	$ 249
Accounts receivable and other current assets (Note 6)		1,511	1,369
Prepaid expenses		116	102
Inventories (Note 7)		478	422
Regulatory assets (Note 8)		492	470
Total current assets		2,728	2,612
Other assets (Note 9)		955	670
Regulatory assets (Note 8)		3,097	3,118
Property, plant and equipment, net (Note 10)		37,816	35,998
Intangible assets, net (Note 11)		1,343	1,291
Goodwill (Note 12)		11,720	11,792
Total assets		57,659	55,481
Current liabilities
Short-term borrowings (Note 14)		247	132
Accounts payable and other current liabilities (Note 13)		2,570	2,321
Regulatory liabilities (Note 8)		357	441
Current installments of long-term debt (Note 14)		1,628	1,254
Total current liabilities		4,802	4,148
Regulatory liabilities (Note 8)		2,865	2,662
Deferred income taxes (Note 22)		3,627	3,344
Long-term debt (Note 14)		23,707	23,113
Finance leases (Note 15)		333	331
Other liabilities (Note 16)		1,409	1,599
Total liabilities		36,743	35,197
Commitments and contingencies (Note 26)
Equity
Common shares	[1]	14,237	13,819
Preference shares (Note 18)		1,623	1,623
Additional paid-in capital		10	11
Accumulated other comprehensive (loss) income (Note 19)		(40)	34
Retained earnings		3,458	3,210
Shareholders' equity		19,288	18,697
Non-controlling interests		1,628	1,587
Total equity		20,916	20,284
Total liabilities and equity		$ 57,659	$ 55,481

[1]	(1) No par value. Unlimited authorized shares. 474.8 million and 466.8 million issued and outstanding as at December 31, 2021 and 2020, respectively